EQUITY - Capital increase (Details) R$ in Thousands	Feb. 28, 2023 BRL (R$) shares
EQUITY
Ratio of capital increase bonus issued	0.05
Common shares
EQUITY
Number of new shares issued	28,596,497
Preferred shares
EQUITY
Number of new shares issued	55,073,363
Investments and working capital reserve
EQUITY
Value of new shares issued | R$	R$ 966,162